Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Trade payables	1,451	2,279
Collection accounts:
Tax payables	1,160	1,465
Financial transactions pending settlement	9,267	8,281
Other financial liabilities	3,886	3,290
	15,764	15,315

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Mexican government securities	8,059	7,362
BPATS	1,003	912
Equity instruments	205	7
	9,267	8,281

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Retentions related to loans (*)	1,524	1,611
Other payable account	2,362	1,679
	3,886	3,290

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.